SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment reporting information

(in thousands of $)	2012			2011
	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Time charter revenues	410,345	—	410,345	299,848	—	299,848
Vessel and voyage operating expenses	(96,525)	—	(96,525)	(68,914)	—	(68,914)
Administrative expenses	(23,973)	(1,040)	(25,013)	(26,988)	(6,691)	(33,679)
Impairment of long-term assets	(500)	—	(500)	(500)	—	(500)
Depreciation and amortization	(85,187)	(337)	(85,524)	(69,814)	(472)	(70,286)
Other operating gains and losses	—	(27)	(27)	—	(5,438)	(5,438)
Operating income (loss)	204,160	(1,404)	202,756	133,632	(12,601)	121,031
Other non-operating income (loss)	858,080	(151)	857,929	541	—	541
Net financial expenses	(42,864)	(4)	(42,868)	(52,593)	(509)	(53,102)
Income taxes	(2,765)	—	(2,765)	1,705	—	1,705
Equity in net losses of affiliates	(609)	—	(609)	(1,900)	—	(1,900)
Net income (loss)	1,016,002	(1,559)	1,014,443	81,385	(13,110)	68,275
Non-controlling interests	(43,140)	—	(43,140)	(21,625)	—	(21,625)
Net income attributable to Golar LNG Ltd	972,862	(1,559)	971,303	59,760	(13,110)	46,650
Total assets	2,413,564	835	2,414,399	2,230,006	2,628	2,232,634
Investment in affiliates	367,656	—	367,656	22,529	—	22,529
Capital Expenditures	342,987	—	342,987	289,182	—	289,182

Revenue by major customer
In the years ended December 31, 2012, 2011 and 2010, revenues from the following customers accounted for over 10% of the Company's consolidated time charter revenues:

(in thousands of $)	2012		2011		2010
Petrobras*	90,321	22%	93,741	31%	90,652	37%
Dubai Supply Authority*	45,951	11%	47,054	16%	29,893	12%
Pertamina*	35,455	9%	37,829	13%	36,944	15%
Qatar Gas Transport Company	23,006	6%	35,461	12%	—	—
BG Group plc*	96,179	23%	25,101	8%	49,147	20%
PT Nusantara Regas*	38,789	9%	—	—	—	—
Shell	2,590	1%	5,105	2%	25,440	10%

Revenues and fixed assets with respect to geographical area
The following geographical data presents the Company's revenues and fixed assets with respect only to its FSRUs, operating under long-term charters, at specific locations. LNG vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate certain assets of these operations to specific countries.

Revenues	2012	2011	2010

Brazil*	90,321	93,741	90,652
United Arab Emirates*	45,951	47,054	29,893
Indonesia*	38,789	—	—

Fixed assets	2012	2011

Brazil **	—	393,214
United Arab Emirates **	—	163,495

* A substantial portion of these revenues pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.
** These fixed assets relate to the FSRU vessels owned by Golar Partners and from December 13, 2012, have been deconsolidated from the Company's Consolidated Balance Sheet.